Revenue (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net revenue
Total revenue	$ 489,650	$ 438,961	$ 446,943
Financial Services
Net revenue
Total revenue	176,778	126,576	129,512
Retail and industrial goods
Net revenue
Total revenue	101,724	85,855	54,942
Consumer goods
Net revenue
Total revenue	96,995	95,568	89,847
Technology and Telecommunications
Net revenue
Total revenue	47,222	50,569	77,275
Life sciences
Net revenue
Total revenue	39,193	40,334	49,457
Others
Net revenue
Total revenue	$ 27,738	$ 40,059	$ 45,910